Concentration Of Risk	12 Months Ended
Dec. 31, 2016
Concentration Of Risk [Abstract]
Concentration Of Risk

19.  Concentration of Risk

During the year VITAS had pharmacy services agreements (“Agreements”) with two service providers to provide specified pharmacy services for VITAS and its hospice patients. VITAS made purchases from these two providers of $35.2 million, $37.7 million and $35.6 million for the years ended December 31, 2016, 2015 and 2014, respectively. For the years ended December 31, 2016, 2015 and 2014, respectively, purchases from these vendors represent approximately 90% of all pharmacy services used by VITAS.  VITAS’ accounts payable for pharmacy services was $ 2.5 million at December 31, 2016.  At December 31, 2015, VITAS’ accounts payable for pharmacy services was $3.0 million.